Finance Lease Liabilities (Details) - Schedule of financing lease liabilities	6 Months Ended
Dec. 31, 2022 USD ($)
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of finance lease liabilities	$ 426,095
Increase /(Decrease) of finance lease liabilities	9,709
Payment of finance lease liabilities	(75,921)
Exchange Rate Translation of finance lease liabilities	22,291
Ending balance of finance lease liabilities	382,174
Beginning balance of unrecognized finance expense	97,611
Increase /(Decrease) of unrecognized finance expense	9,709
Payment of unrecognized finance expense
Exchange Rate Translation of unrecognized finance expense	(3,487)
Ending balance of unrecognized finance expense	103,833
Company vehicles [Member]
Finance Lease Liabilities (Details) - Schedule of financing lease liabilities [Line Items]
Beginning balance of finance lease liabilities	328,484
Increase /(Decrease) of finance lease liabilities
Payment of finance lease liabilities	(75,921)
Exchange Rate Translation of finance lease liabilities	25,778
Ending balance of finance lease liabilities	$ 278,341